UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 1,110,690	¥ 744,291
Cost of revenue	(820,407)	(554,548)
Gross profit	290,283	189,743
Operating expenses
Selling and marketing expenses	(67,618)	(51,672)
General and administrative expenses	(160,473)	(174,775)
Research and development expenses	(4,720)	(6,921)
(Loss) Income from operations	57,472	(43,625)
Other income (expenses):
Interest income	4,287	1,640
Interest expenses	(274,383)	(181,336)
Foreign currency exchange gain (loss), net	(5,473)	6,746
Government grants	2,380	1,546
Others, net	322	166
Loss before income taxes	(215,395)	(214,863)
Income tax benefits	5,038	8,090
Net loss	(210,357)	(206,773)
Change in redemption value of redeemable preferred shares		(87,310)
(Cumulative) Dividend on preferred shares		(5,588)
Net loss attributable to ordinary shareholders	¥ (210,357)	¥ (299,671)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (0.28)	¥ (1.37)
Weighted average number of ordinary share outstanding
Basic and diluted (in shares)	760,795,203	217,987,922